Shareholder Report, Holdings (Details)	May 31, 2024
Class FI | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
Class FI | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
Class FI | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Class FI | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
Class FI | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
Class FI | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Class FI | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Class FI | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class FI | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Class FI | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class FI | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class FI | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class IS | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
Class IS | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
Class IS | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Class IS | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
Class IS | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
Class IS | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Class IS | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Class IS | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class IS | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Class IS | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class IS | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class IS | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%